INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Effective income tax rate	21.00%	21.00%
Operating Loss Carryforwards	$ 25,000,000
Expires in 2027 to 2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 21,000,000